Deferred Revenues and Contract Liabilities - Additional Information (Detail) $ in Millions	Jun. 30, 2022 USD ($)
license agreement [Member] | Therapeutics segment [Member]
Deferred revenue	$ 0.2
Collaboration agreement [Member] | Plants segment [Member]
Deferred revenue	$ 0.1